DISCONTINUED OPERATIONS (Details) - Discontinued Operations [Member] - Red Rock [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net liabilities of discontinued operations
Accounts payable and accrued expenses	$ 0	$ 238,285
Net liabilities of discontinued operations	0	(238,285)
Gain (Loss) from discontinued operations
Gain (loss) on settlement	238,285	(111,312)
Gain (loss) from discontinued operations	$ 238,285	$ (111,312)